UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-10399

                 ----------------------------------------------

                             HENDERSON GLOBAL FUNDS

 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      737 NORTH MICHIGAN AVENUE, SUITE 1700

                             CHICAGO, ILLINOIS 60611

 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                         Copy to:

       CHRISTOPHER K. YARBROUGH                             CATHY G. O'KELLY
       737 NORTH MICHIGAN AVENUE                           VEDDER PRICE P.C.
              SUITE 1700                                222 NORTH LASALLE STREET
        CHICAGO, ILLINOIS 60611                         CHICAGO, ILLINOIS 60601

       Registrant's telephone number, including area code: (312) 397-1122


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)
WORLDWIDE INCOME FUND
MARCH 31, 2010


                 FACE                                                                                        VALUE
                AMOUNT                                                     COUPON          MATURITY        (NOTE 3)
              ----------                                              ----------------  ---------------- -------------
CORPORATE BONDS - 89.02%
                         CANADA - 1.96%
     EUR      1,000,000  Bombardier, Inc.                                    7.250%         11/15/16       $ 1,445,196
                                                                                                           ------------

                         DENMARK - 2.57%
     EUR      1,350,000  FS Funding AS                                       8.875           5/15/16         1,896,313
                                                                                                           ------------

                         FRANCE - 5.94%
     USD      2,000,000  AXA S.A. (a) (b)                                    6.463          12/14/18         1,760,000
     USD      1,500,000  Credit Agricole S.A. (a) (b)                        6.637           5/31/17         1,316,250
     EUR      1,000,000  Rhodia S.A. (c)                                     3.434          10/15/13         1,306,754
                                                                                                           ------------
                                                                                                             4,383,004
                                                                                                           ------------

                         GERMANY - 4.63%
     EUR        800,000  Cognis GmbH                                         9.500           5/15/14         1,121,040
     USD      1,100,000  Kabel Deutschland GmbH                             10.625            7/1/14         1,159,125
     USD      1,100,000  UPC Germany GmbH (a)                                8.125           12/1/17         1,139,875
                                                                                                           ------------
                                                                                                             3,420,040
                                                                                                           ------------

                         IRELAND - 1.91%
     EUR        300,000  ERC Ireland Finance, Ltd. (a) (c)                   5.662           8/15/16           295,793
     EUR        745,000  ERC Ireland Finance, Ltd. (c)                       5.662           8/15/16           734,551
     GBP        250,000  The Bank of Ireland (c)                             9.250            9/7/20           379,767
                                                                                                           ------------
                                                                                                             1,410,111
                                                                                                           ------------

                         ITALY - 4.19%
     EUR        900,000  Lottomatica SpA (c)                                 8.250           3/31/16         1,258,131
     USD        750,000  Wind Acquisition Finance S.A. (a)                  12.000           12/1/15           813,750
     EUR        700,000  Wind Acquisition Finance S.A.                      11.000           12/1/15         1,025,819
                                                                                                           ------------
                                                                                                             3,097,700
                                                                                                           ------------

                         LUXEMBOURG - 3.61%
     EUR      1,100,000  UPC Holding BV                                      8.000           11/1/16         1,485,715
     USD        550,000  Expro Finance Luxembourg SCA (a)                    8.500          12/15/16           558,250
     GBP        400,000  Glencore Finance Europe S.A.                        6.500           2/27/19           620,609
                                                                                                           ------------
                                                                                                             2,664,574
                                                                                                           ------------

                         NETHERLANDS - 7.35%
     USD        625,000  Allianz Finance II B.V. (b)                         7.250           6/10/10           648,750
              2,000,000  Arran Corporate Loans B.V., Class E3 (c)
     USD                 (d) (e)                                             3.521           6/20/25         1,480,000
     GBP        500,000  Heineken N.V.                                       7.250           3/10/15           846,596
     USD        500,000  Impress Holdings B.V. (a) (c)                       3.376           9/15/13           485,000
     EUR      1,000,000  Impress Holdings B.V. (c)                           3.809           9/15/13         1,327,014
     EUR        490,000  ING Verzekeringen N.V. (c)                          6.250           6/21/21           638,655
                                                                                                           ------------
                                                                                                             5,426,015
                                                                                                           ------------

                         NORWAY - 2.00%
     EUR        400,000  Nordic Telephone Company ApS                        8.250            5/1/16           588,884
     EUR        653,181  Nordic Telephone Company ApS (c)                    6.165            5/1/16           888,836
                                                                                                           ------------
                                                                                                             1,477,720
                                                                                                           ------------

                         UNITED KINGDOM - 33.62%
     USD      2,020,000  Aberdeen Asset Management plc (b) (f)               7.900           5/29/12         1,711,950

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)
WORLDWIDE INCOME FUND
MARCH 31, 2010 (CONTINUED)

                 FACE                                                                                        VALUE
                AMOUNT                                                     COUPON          MATURITY        (NOTE 3)
              ----------                                              ----------------  ---------------- -------------
     GBP        850,000  Allied Domecq Financial Services plc                6.625%          6/12/14       $ 1,368,034
     GBP      1,100,000  Aviva plc (b)                                       6.125           9/29/22         1,435,554
     EUR      1,000,000  BAA Funding, Ltd. (c)                               4.600           2/15/20         1,291,185
     USD      1,150,000  Barclays Bank plc (a) (b)                           5.926          12/15/16         1,023,500
     USD      2,000,000  Catlin Insurance Co., Ltd. (a) (b)                  7.249           1/19/17         1,780,000
     EUR        250,000  Co-Operative Bank plc (c)                           0.943           5/18/16           235,946
     GBP        100,000  Daily Mail & General Trust                          6.375           6/21/27           131,937
     GBP      1,000,000  Daily Mail & General Trust                          5.750           12/7/18         1,366,796
     GBP        725,000  Imperial Tobacco Finance plc                        8.125           3/15/24         1,346,057
     EUR        800,000  Investec Tier I UK LP plc (b)                       7.075           6/24/15           875,222
     GBP      1,002,000  ITV plc                                             5.375          10/19/15         1,444,507
     GBP      1,100,000  Legal & General Group plc (b)                       6.385            5/2/17         1,393,823
     USD      1,100,000  Lloyds TSB Group plc (a) (b) (g)                    6.267          11/14/16           657,250
     GBP        550,000  Pipe Holding plc                                    7.750           11/1/11           830,451
     USD        650,000  Prudential plc (b)                                  6.500           6/23/10           589,875
     EUR      1,000,000  Rexam plc (b)                                       6.750           6/29/17         1,273,015
     USD      1,600,000  Royal Bank of Scotland Group plc (b) (f) (g)        7.640           9/29/17         1,016,000
     USD      2,200,000  Standard Chartered plc (b) (f)                      6.409           1/30/17         2,011,449
     GBP        650,000  Standard Life plc (b)                               6.750           7/12/27           929,165
     USD      1,500,000  Swiss Re Capital I LP (a) (b) (f)                   6.854           5/25/16         1,370,357
     GBP        220,681  Virgin Media plc                                    9.750           4/15/14           350,790
     GBP        250,000  WPP plc                                             6.000            4/4/17           398,013
                                                                                                           ------------
                                                                                                            24,830,876
                                                                                                           ------------

                         UNITED STATES - 21.24%
     EUR        500,000  Ahold Finance USA LLC                               5.875           3/14/12           730,432
     USD      1,250,000  Constellation Brands, Inc.                          7.250           5/15/17         1,287,500
     USD      1,500,000  DaVita, Inc.                                        6.625           3/15/13         1,516,875
     USD        560,000  Digicel Group, Ltd. (a)                            10.500           4/15/18           583,800
     USD      1,000,000  DISH DBS Corp.                                      7.125            2/1/16         1,023,750
                650,000  Fresenius Medical Care Capital Trust V
     EUR                 (Preferred)                                         7.375           6/15/11           924,014
     GBP      1,190,000  HCA, Inc. (f)                                       8.750           11/1/10         1,848,712
     USD      1,500,000  Iron Mountain, Inc.                                 6.625            1/1/16         1,496,250
              2,500,000  Lehman Brothers UK Capital Funding IV LP
     EUR                 (b) (d) (e) (g)                                     5.750           4/25/12                --
     EUR      1,200,000  Levi Strauss & Co.                                  8.625            4/1/13         1,677,508
     USD      1,740,000  Service Corp International (f)                      7.625           10/1/18         1,770,450
     USD        500,000  Sungard Data Systems, Inc.                         10.250           8/15/15           528,125
     USD      1,200,000  Wynn Las Vegas LLC (f)                              6.625           12/1/14         1,203,000
     USD      1,000,000  Yum! Brands, Inc.                                   6.250           3/15/18         1,098,055
                                                                                                           ------------
                                                                                                            15,688,471
                                                                                                           ------------
               TOTAL CORPORATE BONDS
               (Cost $70,186,059)                                                                           65,740,020
                                                                                                           ------------

FOREIGN SOVEREIGN BOND - 2.76%

                         GERMANY - 2.76%
     EUR      1,500,000  Bundesschatzanweisungen                             1.250          12/16/11         2,039,910
                                                                                                           ------------
               TOTAL FOREIGN SOVEREIGN BOND
               (Cost $2,101,173)                                                                             2,039,910
                                                                                                           ------------

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)
WORLDWIDE INCOME FUND
MARCH 31, 2010 (CONTINUED)

                 FACE                                                                                        VALUE
                AMOUNT                                                     COUPON          MATURITY        (NOTE 3)
              ----------                                              ----------------  ---------------- -------------
U.S. GOVERNMENT AGENCY OBLIGATION- 1.35%

               UNITED STATES - 1.35%
     USD       1,000,000  United States Treasury Note                        0.875%          1/31/12       $   999,141
                                                                                                           ------------

               TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
               (Cost $999,883)                                                                                 999,141
                                                                                                           ------------

               TOTAL CORPORATE BONDS, FOREIGN SOVEREIGN BOND AND
               U.S. GOVERNMENT AGENCY OBLIGATION
               (Cost $73,287,115)                                                                           68,779,071
                                                                                                           ------------

                SHARES
             -------------

PREFERRED STOCK - 0.66%

               UNITED STATES - 0.66%
                    500  Bank of America Corp.                                                                 487,500
                                                                                                           ------------

               TOTAL PREFERRED STOCK
               (Cost $500,000)                                                                                 487,500
                                                                                                           ------------

               TOTAL LONG TERM INVESTMENTS
               (Cost $73,787,115)                                                                           69,266,571
                                                                                                           ------------

SHORT TERM INVESTMENT - 3.77%

               2,780,446  Fidelity Institutional Treasury Portfolio                                          2,780,446
                                                                                                           ------------

               TOTAL SHORT TERM INVESTMENT
               (Cost $2,780,446)                                                                             2,780,446
                                                                                                           ------------

TOTAL INVESTMENTS - 97.56%
               (Cost $76,567,561)                                                                           72,047,017
                                                                                                           ------------

NET OTHER ASSETS AND LIABILITIES - 2.44%                                                                     1,801,134
                                                                                                           ------------

TOTAL NET ASSETS - 100.00%                                                                               $  73,848,151
                                                                                                         --------------

(a) Restricted security, purchased under Rule 144A, section 4(2)g which is exempt registration under the securities Act of 1933 as amended. At March 31, 2010 the securities had an aggregate value of $11,783,825, which represents 16.0% of net assets.
(b) Maturity date is perpetual. Maturity date presented represents the next call date.
(c)  Security is a floating rate bond.
(d) Security deemed illiquid in accordance to the policies and procedures adopted by the Board of Trustees. At March 31, 2010 the security had an aggregate value of $1,480,000, which represents 2.0% of net assets.
(e) Fair valued at March 31, 2010 as determined in good faith using procedures approved by the Board of Trustees.
(f) Security is segregated as collateral to cover margin requirements on open futures contracts.
(g)  Security is in default.


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        UNAUDITED)

WORLDWIDE INCOME FUND
MARCH 31, 2010 (CONTINUED)

OTHER INFORMATION:

INDUSTRY CONCENTRATION AS            % OF NET
A PERCENTAGE OF NET ASSETS:            ASSETS
-----------------------------------------------
Telecommunication Services               8.22%
Commercial Banks Non-US                  7.65
Life / Health Insurance                  5.89
Multi-line Insurance                     5.67
Containers - Metal / Glass               4.18
Beverages - Wine / Spirits               3.59
Cable TV                                 3.58
Diversified Banking Institution          2.87
Bunds                                    2.76
Building - Maintenance & Service         2.57
Medical - Hospitals                      2.50
Funeral Services & Related Items         2.40
Investment Management / Advisory Service 2.32
Apparel Manufacturers                    2.27
Dialysis Centers                         2.05
Publishing - Newspapers                  2.03
Commercial Services                      2.03
Other ABS                                2.00
Diversified Manufacturing Operation      1.96
Television                               1.96
Special Purpose Entity                   1.86
Tobacco                                  1.82
Chemicals - Specialty                    1.77
Airport Development / Maintenance        1.75
Lottery Services                         1.70
Casino Hotels                            1.63
Chemicals - Diversified                  1.52
Retail - Restaurants                     1.49
Cable / Satellite TV                     1.39
Treasury                                 1.35
Medical Products                         1.25
Finance - Commercial                     1.18
Brewery                                  1.15
Diversified Operations                   1.12
Food - Retail                            0.99
Natural Rescources                       0.84
Oil - Field Services                     0.76
Computer Services                        0.71
Multimedia                               0.54
Telephone - Integrated                   0.47
                                 --------------
Long Term Investments                   93.79
Short Term Investment                    3.77
                                 --------------
Total Investments                       97.56
Net Other Assets and Liabilities         2.44
                                 --------------
                                       100.00%
                                 ==============

HENDERSON GLOBAL FUNDS                             NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)

1. All percentages are based on the net assets of the Henderson Worldwide Income Fund (the "Fund") as of March 31, 2010.

2. Net unrealized depreciation of the Fund's investment securities was $4,520,544 of which $2,344,426 related to the appreciated investment securities and $6,864,970 related to depreciated investment securities for the fiscal quarter ended March 31, 2010.

3. Securities traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices. Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Trustees of the Trust. The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds.

The Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 820 Fair Value Measurements and Disclosures ("ASC 820"). ASC 820 defines fair value, establishes a framework for measuring fair value generally accepted accounting principles ("GAAP") and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. ASC 820 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

     o    Level 1 - quoted prices in active markets for identical investments
     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

On January 21, 2010, the FASB issued an ASU, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time the Fund is evaluating the implications of the amendment to ASC 820 and the impact to the financial statements.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's investments carried at value:

----------------------------------------------------------------------------------------------------------------
                                                        QUOTED
                                                        PRICES IN
                                                         ACTIVE      SIGNIFICANT
                                                       MARKETS FOR      OTHER        SIGNIFICANT
                                                       IDENTISCAL    OBSERVABLE     UNOBSERVABLE
                                                         ASSETS        INPUTS          INPUTS
DESCRIPTION                                             (LEVEL 1)     (LEVEL 2)       (LEVEL 3)        TOTAL
----------------------------------------------------------------------------------------------------------------
Corporate Bonds
    Canada                                        $           --   $   1,445,196    $          --  $   1,445,196
    Denmark                                                   --       1,896,313               --      1,896,313
    France                                                    --       4,383,004               --      4,383,004
    Germany                                                   --       3,420,040               --      3,420,040
    Ireland                                                   --       1,410,111               --      1,410,111
    Italy                                                     --       3,097,700               --      3,097,700
    Luxembourg                                                --       2,664,574               --      2,664,574
    Netherlands                                               --       3,946,015        1,480,000      5,426,015
    Norway                                                    --       1,477,720               --      1,477,720
    United Kingdom                                            --      24,830,876               --     24,830,876
    United States                                             --      15,688,471               --     15,688,471
----------------------------------------------------------------------------------------------------------------
Total Corporate Bonds                                         --      64,260,020        1,480,000     65,740,020
----------------------------------------------------------------------------------------------------------------
Foreign Sovereign Bonds
    Germany                                                   --       2,039,910               --      2,039,910
----------------------------------------------------------------------------------------------------------------
Total Foreign Sovereign Bonds                                 --       2,039,910               --      2,039,910
----------------------------------------------------------------------------------------------------------------
U.S. Government Agency Obligations
    United States                                             --         999,141               --        999,141
----------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Obligations                      --         999,141               --        999,141
----------------------------------------------------------------------------------------------------------------
Preferred Stock
    United States                                        487,500              --               --        487,500
----------------------------------------------------------------------------------------------------------------
Total Preferred Stock                                    487,500              --               --        487,500
----------------------------------------------------------------------------------------------------------------
Short Term Investment                                  2,780,446              --               --      2,780,446
----------------------------------------------------------------------------------------------------------------
Total Investments                                      3,267,946      67,299,071        1,480,000     72,047,017
----------------------------------------------------------------------------------------------------------------
Total                                             $    3,267,946   $  67,299,071    $   1,480,000  $  72,047,017
----------------------------------------------------------------------------------------------------------------
Other Financial Instruments *                           (152,362)       (109,816)              --       (262,178)
----------------------------------------------------------------------------------------------------------------
Total                                             $    3,115,584   $  67,189,255    $   1,480,000  $  71,784,839
----------------------------------------------------------------------------------------------------------------

*Other financial instruments are derivative instruments such as forwards and futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:


                                                                                                                         ENDING
                                                                                                                        UNREALIZED
                                                                                                                       APPRECIATION
                                                                                                                      (DEPRECIATION)
                                                         CHANGE                                                            FROM
                                                           IN                            NET       NET       BALANCE   INVESTMENTS
INVESTMENTS         BALANCE        ACCRUED   REALIZED   UNREALIZED                    TRANSFERS TRANSFERS    AS OF        HELD AT
    IN               AS OF        DISCOUNTS/  GAIN/    APPRECIATION     NET      NET    IN TO     OUT OF    MARCH 31,    MARCH 31,
 SECRUITIES      JANUARY 1, 2010   PREMIUMS   (LOSS)   DEPRECIATION) PURCHASES  SALES  LEVEL 3   LEVEL 3      2010         2010
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds
 NETHERLANDS
  ARRAN
  CORPORATE
  LOANS B.V.,
   CLASS E3       $1,330,000          $717        $0     $149,283       $0       $0      $0        $0     $1,480,000      ($460,978)

 UNITED STATES
  LEHMAN
  BROTHERS UK
  CAPITAL
  FUNDING IV LP           $0            $0        $0           $0       $0       $0      $0        $0             $0    ($3,023,028)


                  ------------------------------------------------------------------------------------------------------------------
        TOTAL     $1,330,000          $717        $0     $149,283       $0       $0      $0        $0     $1,480,000    ($3,484,006)
                  ==================================================================================================================

The Funds adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging ("ASC 815"). ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Funds' financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period.

4. The Fund is subject to interest rate risk and foreign currency risk in the normal course of pursuing investment objectives. The Fund may invest in futures contracts to gain exposure to, or hedge against changes in the value of interest rates or foreign currencies. A future contract represents a commitment for the future purchase or sale of an asset at a specified price and date. Upon entering into such contracts, the Fund is required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures, guarantees the futures against default.

The Fund held the following interest rate futures contracts at March 31, 2010:

                    NUMBER                  AGGREGATE
                      OF      EXPIRATION    NOTIONAL     UNREALIZED
                  CONTRACTS      DATE        VALUE      APPRECIATION
----------------- ----------- ------------ ----------- ---------------
Long Gilt
(Short)               50        6/28/10    $5,737,500     $(152,362)
----------------- ----------- ------------ ----------- ---------------

The following is a summary of realized gains/losses and change in unrealized gains/loss incurred on interest rate futures contracts during the period ended March 31, 2010.

                                           Change in
                            Realized      Unrealized
Currency                   gain/loss       gain/loss
------------------------ --------------- --------------
Long Gilt (Short)              $124,720     $(179,322)
------------------------ --------------- --------------

5. The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into forward foreign currency contracts, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is recorded. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the unrealized appreciation or depreciation. These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations.

The Fund held the following open forward foreign currency contracts at March 31, 2010:

                                                                                                  Unrealized
                               Value date          Local amount        Current value      appreciation/depreciation
                            ----------------     ---------------     ----------------     --------------------------
British Pound Short                 4/23/10           9,817,357         $ 14,896,271            $  (150,209)
Euro Short                          4/23/10          17,138,701           23,148,784                 40,394

The following is a summary of realized gains/losses and change in unrealized gains/loss incurred on forward currency contracts during the period ended March 31, 2010.

                                           Change in
                            Realized      Unrealized
Currency                   gain/loss       gain/loss
------------------------ --------------- --------------
British Pound
                             $1,182,733     $(339,205)
------------------------ --------------- --------------
Euro                          1,724,187      (357,664)
------------------------ --------------- --------------

During the period ended March 31, 2010, the Fund's average notional value related to open forward foreign currency contracts was $28.0 million or 38.0% of net assets.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
HENDERSON INTERNATIONAL EQUITY FUND
MARCH 31, 2010

                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------

COMMON STOCKS - 94.60%

               AUSTRIA - 1.88%
       15,235  Andritz AG                 $     902,309
       11,098  Schoeller-Bleckmann
               Oilfield Equipment AG            584,741
                                          --------------
                                              1,487,050
                                          --------------

               BELGIUM - 2.95%
       29,341  Anheuser-Busch InBev N.V.      1,477,980
       15,076  EVS Broadcast Equipment,
               S.A. 856,035
                                          --------------
                                              2,334,015
                                          --------------

               BRAZIL - 2.05%
       60,005  Banco Santander Brasil
               S.A.                             741,648
       19,792  Petroleo Brasileiro S.A.,
               ADR                              880,546
                                          --------------
                                              1,622,194
                                          --------------

               CHINA - 4.52%
    1,228,000  Bank of China, Ltd.,
               Class H                          653,204
       32,300  Ctrip.com International,
               Ltd., ADR *                    1,266,160
       96,300  Ping An Insurance (Group)
               Co. of China, Ltd., Class H      827,901
      744,000  Yingde Gases Group Co. *         822,168
                                          --------------
                                              3,569,433
                                          --------------

               FRANCE - 1.03%
       22,842  Eutelsat Communications          812,013
                                          --------------

               GERMANY - 3.45%
       13,331  Bauer AG                         596,883
       12,211  Bilfinger Berger AG              814,662
       22,055  Gerresheimer AG                  689,606
       66,360  Wirecard AG                      627,404
                                          --------------
                                              2,728,555
                                          --------------

               HONG KONG - 4.95%
    2,624,000  361 Degrees
               International, Ltd.            2,058,172
    1,170,800  Sands China, Ltd. *            1,857,778
                                          --------------
                                              3,915,950
                                          --------------

               INDIA - 1.83%
       54,950  Axis Bank, Ltd. GDR            1,444,636
                                          --------------

                                                VALUE
    SHARES                                    (NOTE 2)
  -----------                                 ---------
               INDONESIA - 1.40%
      686,000  PT Telekomunikasi
               Indonesia Tbk              $     606,880
       14,020  PT Telekomunikasi
               Indonesia Tbk, ADR               501,355
                                          --------------
                                              1,108,235
                                          --------------

               ISRAEL - 0.77%
        9,700  Teva Pharmaceutical
               Industries, Ltd., ADR            611,876
                                          --------------

               ITALY - 3.34%
       80,018  Autogrill SpA *                  973,768
       43,103  Saipem SpA                     1,667,919
                                          --------------
                                              2,641,687
                                          --------------

               JAPAN - 20.71%
       29,300  Canon, Inc.                    1,357,033
       12,500  Cocokara Fine Holdings,
               Inc.                             221,280
       11,300  H.I.S. Co., Ltd.                 231,463
       13,600  Hikari Tsushin, Inc.             220,824
       50,400  HOYA Corp.                     1,384,935
       26,100  IT Holdings Corp.                317,700
       72,000  Itoham Foods, Inc.               273,398
        7,000  Keyence Corp.                  1,672,692
       11,000  Kissei Pharmaceutical
               Co., Ltd.                        228,613
       99,000  KUBOTA Corp.                     902,214
       45,800  Makita Corp.                   1,508,867
       25,500  Sanei-International Co.,
               Ltd.                             345,855
       21,600  Secom Co., Ltd.                  944,957
        7,400  SMC Corp.                      1,004,450
       21,900  Taikisha, Ltd.                   353,014
      197,000  The Bank of Yokohama,
               Ltd.                             965,087
          486  The Dai-ichi  Life (b)
               Insurance Co., Ltd. *            727,778
       37,600  Tokio Marine Holdings,
               Inc.                           1,058,945
        5,280  USS Co., Ltd.                    358,627
       15,100  Xebio Co., Ltd.                  304,617
       15,450  Yamada Denki Co., Ltd.         1,140,283
       56,600  Yamaha Motor Co., Ltd. *         848,183
                                          --------------
                                             16,370,815
                                          --------------


               NETHERLANDS - 1.69%
       28,087  Randstad Holding N.V. *        1,334,768
                                          --------------

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
HENDERSON INTERNATIONAL EQUITY FUND
MARCH 31, 2010 (CONTINUED)

                                               VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------

               SINGAPORE - 13.35%
      283,000  Banyan Tree Holdings,
               Ltd. *                     $     150,710
      379,500  Capitaland, Ltd.               1,076,961
    1,099,000  CapitaMalls Asia, Ltd. *       1,775,431
    1,243,626  Genting Singapore plc *          786,739
      189,000  Keppel Corp., Ltd.             1,232,124
      534,000  SC Global Developments,
               Ltd. *                           694,721
    1,230,000  Tiger Airways Holdings,
               Ltd. *                         1,565,031
      100,000  United Overseas Bank,
               Ltd.                           1,373,888
      395,000  Wilmar International,
               Ltd.                           1,891,776
                                          --------------
                                             10,547,381
                                          --------------

               SWITZERLAND - 10.63%
       78,240  ABB, Ltd. *                    1,708,903
       23,911  Credit Suisse Group AG         1,232,514
       14,396  Roche Holding AG               2,334,708
          690  SGS S.A.                         951,499
      133,770  UBS AG *                       2,174,524
                                          --------------
                                              8,402,148
                                          --------------

               TAIWAN - 2.81%
       45,574  Epistar Corp., GDR * (a) (b)     756,984
      338,350  HON HAI Precision
               Industry Co., Ltd.             1,464,926
                                          --------------
                                              2,221,910
                                          --------------

               UNITED KINGDOM - 17.24%
       90,000  African Barrick Gold,
               Ltd. *                           796,915
       40,292  Autonomy Corp., plc *          1,114,638
      159,462  Cairn Energy plc *             1,009,071
      362,749  Eros International plc *         922,039
      102,021  ICAP plc                         578,705
       30,815  Rio Tinto plc                  1,826,046
      176,546  Serco Group plc                1,610,129
       41,515  Shire plc                        916,005
       75,706  Spectris plc                     950,663
      290,975  Tesco plc                      1,922,748
       15,977  Vedanta Resources plc            673,044
       68,744  Xstrata plc *                  1,302,422
                                          --------------
                                             13,622,425
                                          --------------

               TOTAL COMMON STOCK
               (Cost $69,267,353)            74,775,091
                                          --------------

PREFERRED STOCK - 3.57%

               GERMANY - 3.57%
       37,403  Fresenius SE                   2,823,977
                                          --------------

               TOTAL PREFERRED STOCK
               (Cost $2,311,879)              2,823,977
                                          --------------

               TOTAL LONG TERM
               INVESTMENTS
               (Cost $71,579,232)         $  77,599,068
                                          --------------

SHORT TERM INVESTMENT - 0.98%

      772,391  Fidelity Institutional
               Treasury Portfolio               772,391
                                          --------------

               TOTAL SHORT TERM
               INVESTMENT
               (Cost $772,391)                  772,391
                                          --------------
TOTAL INVESTMENTS - 99.15%
               (Cost $72,351,623)             78,371,459
                                          --------------
NET OTHER ASSETS AND LIABILITIES - 0.85%         668,160

                                          --------------
TOTAL NET ASSETS - 100.00%                $   79,039,619
                                          --------------

      (a) Represents a restricted security, purchased under Rule 144A, section 4(2)g which is exempt registration under the securities Act of 1933 as amended. At March 31, 2010 the securities had an aggregate value of $756,984, which represented 1.0% of net assets.

      (b) Fair valued March 31, 2010 as determined in good faith using procedures approved by the Board of Trustees.

        *  Non income producing security

      ADR  American Depositary Receipts

      GDR  Global Depositary Receipts

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                      PORTFOLIO OF INVESTMENTS

HENDERSON INTERNATIONAL EQUITY FUND
MARCH 31, 2010 (CONTINUED)



OTHER INFORMATION:

INDUSTRY CONCENTRATION AS                             % OF NET
A PERCENTAGE OF NET ASSETS:                            ASSETS
--------------------------------------------------------------
Pharmaceuticals                                           5.18%
Diversified Metals & Mining                               4.81
Diversified Capital Markets                               4.31
Integrated Telecommunication Services                     3.65
Health Care Equipment                                     3.57
Diversified Banks                                         3.51
Casinos & Gaming                                          3.35
Electronic Equipment & Instruments                        3.32
Regional Banks                                            3.05
Apparel, Accessories & Luxury Goods                       3.04
Oil & Gas Equipment & Services                            2.85
Industrial Conglomerates                                  2.52
Food Retail                                               2.43
Industrial Machinery                                      2.41
Agricultural Products                                     2.39
Construction & Engineering                                2.24
Heavy Electrical Equipment                                2.16
Hotels, Resorts & Cruise Lines                            2.08
Environmental & Facilities Services                       2.04
Airlines                                                  1.98
Life & Health Insurance                                   1.97
Household Appliances                                      1.91
Brewers                                                   1.87
Electronic Manufacturing Services                         1.85
Electronic Components                                     1.75
Computer & Electronics Retail                             1.72
Office Electronics                                        1.72
Human Resource & Employment Services                      1.69
Application Software                                      1.41
Diversified Real Estate Activities                        1.36
Property & Casualty Insurance                             1.34
Oil & Gas Exploration & Production                        1.28
Restaurants                                               1.23
Research & Consulting Services                            1.20
Security & Alarm Services                                 1.20
Movies & Entertainment                                    1.17
Construction & Farm Machinery & Heavy
Trucks                                                    1.14
Integrated Oil & Gas                                      1.11
Communications Equipment                                  1.08
Motorcycle Manufacturers                                  1.07
Industrial Gases                                          1.04
Cable & Satellite                                         1.03
Gold                                                      1.01
Real Estate Development                                   0.88
Life Sciences Tools & Services                            0.87
Data Processing & Outsourced Services                     0.79
Investment Banking & Brokerage                            0.73
Automotive Retail                                         0.45
IT Consulting & Other Services                            0.40
Specialty Stores                                          0.38
Packaged Foods & Meats                                    0.35
Drug Retail                                               0.28
                                                   -----------
Long Term Investments                                    98.17
Short Term Investment                                     0.98
                                                   -----------
Total Investments                                        99.15
Net Other Assets and Liabilities                          0.85
                                                   -----------
                                                        100.00%
                                                   ===========

HENDERSON GLOBAL FUNDS                             NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)

1. All percentages are based on the net assets of the Henderson International Equity Fund (the "Fund") as of March 31, 2010.

2. Net unrealized appreciation of the Fund's investment securities was $6,019,836 of which $7,240,139 related to the appreciated investment securities and $1,220,303 related to depreciated investment securities for the fiscal quarter ended March 31, 2010.

3. Securities traded on a recognized exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Trustees of the Trust. The Trustees of the Trust, or its designee, may also establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Fund.

The Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 820 Fair Value Measurements and Disclosures ("ASC 820"). ASC 820 defines fair value, establishes a framework for measuring fair value generally accepted accounting principles ("GAAP") and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. ASC 820 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

     o    Level 1 - quoted prices in active markets for identical investments

     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

On January 21, 2010, the FASB issued an ASU, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time the Fund is evaluating the implications of the amendment to ASC 820 and the impact to the financial statements.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's investments carried at value:

------------------------------------------------------------------------------------------------------------
                                                      QUOTED
                                                     PRICES IN
                                                      ACTIVE       SIGNIFICANT
                                                    MARKETS FOR       OTHER           SIGNIFICANT
                                                     IDENTICAL      OBSERVABLE       UNOBSERVABLE
                                                      ASSETS          INPUTS            INPUTS
DESCRIPTION                                          (LEVEL 1)       (LEVEL 2)          (LEVEL 3)      TOTAL
------------------------------------------------------------------------------------------------------------
Common Stocks
    Austria                                       $   1,487,050  $          --    $         -- $   1,487,050
    Belgium                                           2,334,015             --              --     2,334,015
    Brazil                                            1,622,194             --              --     1,622,194
    China                                             3,569,433             --              --     3,569,433
    France                                              812,013             --              --       812,013
    Germany                                           2,728,555             --              --     2,728,555
    Hong Kong                                         3,915,950             --              --     3,915,950
    India                                             1,444,636             --              --     1,444,636
    Indonesia                                         1,108,235             --              --     1,108,235
    Israel                                              611,876             --              --       611,876
    Italy                                             2,641,687             --              --     2,641,687
    Japan                                            15,643,037             --         727,778    16,370,815
    Netherlands                                       1,334,768             --              --     1,334,768
    Singapore                                        10,547,381             --              --    10,547,381
    Switzerland                                       8,402,148             --              --     8,402,148
    Taiwan                                            1,464,926        756,984              --     2,221,910
    United Kingdom                                   13,622,425             --              --    13,622,425
------------------------------------------------------------------------------------------------------------
Total Common Stock                                   73,290,329        756,984         727,778    74,775,091
------------------------------------------------------------------------------------------------------------
Preferred Stock
    Germany                                           2,823,977             --              --     2,823,977
------------------------------------------------------------------------------------------------------------
Total Preferred Stock                                 2,823,977             --              --     2,823,977
------------------------------------------------------------------------------------------------------------
Short Term Investment                                   772,391             --              --       772,391
------------------------------------------------------------------------------------------------------------
Total Investments                                    76,886,697        756,984         727,778    78,371,459
------------------------------------------------------------------------------------------------------------
Total                                             $  76,886,697  $     756,984    $    727,778 $  78,371,459
------------------------------------------------------------------------------------------------------------

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                                                                                          ENDING
                                                                                                                        UNREALIZED
                                                                                                                       APPRECIATION
                                                                                                                      (DEPRECIATION)
                                                                                                                           FROM
                 BALANCE                              CHANGE IN                         NET         NET      BALANCE    INVESTMENTS
                  AS OF      ACCRUED                  UNREALIZED                     TRANSFERS  TRANSFERS     AS OF       HELD AT
INVESTMENTS IN  JANUARY 1,  DISCOUNTS/  REALIZED     APPRECIATION      NET      NET    IN TO      OUT OF    MARCH 31,    MARCH 31,
SECURITIES        2010      PREMIUMS  GAIN/(LOSS)  (DEPRECIATION)  PURCHASES  SALES   LEVEL 3    LEVEL 3      2010         2010
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK
  JAPAN
     The Dai-ichi
     Life Insurance
     Co., Ltd.      $0          $0         $0         $($26,127)     $753,906    $0     $0           $0     $727,779     ($26,127)


The Funds adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging ("ASC 815"). ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Funds' financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period. The Fund did not invest in derivative instruments or engage in related hedging activities during the period ended March 31, 2010.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
HENDERSON MONEY MARKET FUND
MARCH 31, 2010

Mutual Funds - 99.96%

Investments in State Street Money Market Portfolio - 99.96%                                   $   82,558,002
------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS: 99.96%
(Identified cost $82,558,002)                                                                     82,558,002
                                                                                              --------------
NET OTHER ASSETS AND LIABILITIES, NET: 0.04%                                                          30,860
                                                                                              --------------
TOTAL NET ASSETS: 100.00%                                                                     $   82,588,862
                                                                                              --------------

The financial statements of the State Street Money Market Portfolio, including its investment portfolio, are included elsewhere within this report and should be read in conjunction with the Henderson Money Market Fund.

Henderson Money Market Fund invests all of its investible assets into State Street Money Market Portfolio. At March 31, 2010, Henderson Money Market Fund owned 0.48% of the State Street Money Market Portfolio.


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                             NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)

This Fund is a feeder fund and its assets were fully invested in the State Street Money Market Portfolio, (a series of State Street Master Funds) a master portfolio in a "master-feeder" structure. The State Street Money Market Portfolio, in turn, directly invests in money market securities. The net assets of the State Street Money Market Portfolio as of March 31, 2010 were $17,794,865,510.

The Fund records its investment in the State Street Money Market Portfolio at market value.

The Fund adopted Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 820 Fair Value Measurements and Disclosures ("ASC 820"). ASC 820 defines fair value, establishes a framework for measuring fair value generally accepted accounting principles ("GAAP") and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. ASC 820 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. These inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

     o    Level 1 - quoted prices in active markets for identical investments

     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

On January 21, 2010, the FASB issued an ASU, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time the Fund is evaluating the implications of the amendment to ASC 820 and the impact to the financial statements.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's investments carried at value:

HENDERSON MONEY MARKET FUND
-------------------------------------------------------------------------------------------------
                                          QUOTED
                                         PRICES IN
                                          ACTIVE       SIGNIFICANT
                                        MARKETS FOR       OTHER        SIGNIFICANT
                                         IDENTICAL     OBSERVABLE     UNOBSERVABLE
                                          ASSETS         INPUTS          INPUTS
DESCRIPTION                              (LEVEL 1)      (LEVEL 2)       (LEVEL 3)        TOTAL
-------------------------------------------------------------------------------------------------
Mutual Funds                          $        --    $   82,558,002          --    $   82,558,002
=================================================================================================
Total                                 $        --    $   82,558,002          --    $   82,558,002
-------------------------------------------------------------------------------------------------

The Fund adopted FASB Accounting Standards Codification Topic ASC 815, Disclosures about Derivative and Hedging ("ASC 815"). ASC 815 requires enhanced disclosures about (a) how an entity uses derivatives instruments (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect the Funds' financial position and financial performance. This includes qualitative and quantitative disclosures on derivative positions existing at period end and the affect of using derivatives during the reporting period. The Fund did not invest in derivative instruments or engage in related hedging activities during the period ended March 31, 2010.

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                           March 31, 2010 (Unaudited)

Name of Issuer                                                   Interest  Maturity      Principal      Amortized
and Title of Issue                                                Rate        Date       Amount            Cost
--------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 21.6%
ASSET BACKED COMMERCIAL PAPER CREDIT ARBITRAGE -- 4.7%
  Aspen Funding Corp. (a)                                        0.243%    06/17/2010 $ 250,000,000 $    249,871,667
  Solitaire Funding LLC (a)                                      0.240%    04/06/2010    30,000,000       29,999,000
  Solitaire Funding LLC (a)                                      0.240%    04/09/2010   160,000,000      159,991,467
  Solitaire Funding LLC (a)                                      0.240%    05/25/2010   321,000,000      320,884,440
  Solitaire Funding LLC (a)                                      0.260%    06/10/2010    73,000,000       72,963,094
                                                                                                    ----------------
                                                                                                         833,709,668
                                                                                                    ----------------

ASSET BACKED COMMERCIAL PAPER HYBRID -- 0.4%
  Cancara Asset Securitization LLC (a)                           0.250%    06/16/2010   7 5,000,000       74,960,417
                                                                                                    ----------------

ASSET BACKED COMMERCIAL PAPER RECEIVABLES AND SECURITIES -- 1.6%
  Straight-A Funding (Series 1) (a)                              0.190%    05/14/2010   201,032,000      200,986,377
  Straight-A Funding (Series 1) (a)                              0.190%    05/20/2010    90,587,000       90,563,573
                                                                                                    ----------------
                                                                                                         291,549,950
                                                                                                    ----------------

BANK DOMESTIC -- 3.4%
  JPMorgan Chase & Co.                                           0.160%    04/05/2010   300,000,000      299,994,667
  JPMorgan Chase & Co.                                           0.210%    07/06/2010   100,000,000       99,944,000
  JPMorgan Chase Funding, Inc. (a)                               0.290%    04/06/2010   200,000,000      199,991,944
                                                                                                    ----------------
                                                                                                         599,930,611
                                                                                                    ----------------

BANK FOREIGN -- 7.4%
  Australia & New Zealand Banking Group Ltd. (a)(b)              0.296%    04/23/2010    45,000,000       45,000,000
  Australia & New Zealand Banking Group Ltd. (a)                 0.195%    06/02/2010   125,000,000      124,958,021
  Australia & New Zealand Banking Group Ltd. (a)                 0.198%    06/18/2010   125,000,000      124,946,510
  Banco Bilbao Vizcaya Argentaria/London (a)                     0.280%    06/24/2010   250,000,000      249,836,666
  BPCE (a)                                                       0.284%    06/14/2010   150,000,000      149,913,667
  Commonwealth Bank of Australia (a)                             0.180%    05/10/2010   125,000,000      124,975,625
  Commonwealth Bank of Australia (a)                             0.243%    06/23/2010    50,000,000       49,972,333
  DnB NOR Bank ASA (a)                                           0.190%    05/25/2010    75,000,000       74,978,625
  Svenska Handelsbanken, Inc.                                    0.200%    06/01/2010   170,000,000      169,942,389
  Westpac Banking Corp. (a)                                      0.300%    04/06/2010   200,000,000      199,991,667
                                                                                                    ----------------
                                                                                                       1,314,515,503
                                                                                                    ----------------

FINANCE NON-CAPTIVE DIVERSIFIED -- 4.1%
  General Electric Capital Corp.                                 0.290%    07/19/2010    39,000,000       38,965,756
  General Electric Capital Corp.                                 0.250%    07/22/2010   100,000,000       99,922,222
  General Electric Capital Corp.                                 0.274%    07/28/2010   120,000,000      119,893,800
  General Electric Capital Corp.                                 0.280%    08/05/2010   225,000,000      224,779,500
  General Electric Co.                                           0.051%    04/01/2010   250,000,000      250,000,000
                                                                                                    ----------------
                                                                                                         733,561,278
                                                                                                    ----------------
TOTAL COMMERCIAL PAPER                                                                                 3,848,227,427
                                                                                                    ----------------

EURO CERTIFICATES OF DEPOSIT -- 6.9%
BANK FOREIGN -- 6.9%
  ING Bank NV                                                    0.450%    04/12/2010   150,000,000      150,000,000
  ING Bank NV                                                    0.420%    04/19/2010   100,000,000      100,000,000
  ING Bank NV                                                    0.380%    04/27/2010   150,000,000      150,000,000
  ING Bank NV                                                    0.380%    05/18/2010   175,000,000      175,000,000
  ING Bank NV                                                    0.350%    06/07/2010   200,000,000      200,000,000
  National Australia Bank Ltd.                                   0.200%    04/19/2010   300,000,000      300,000,375


                       STATE STREET MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (continued)
                           March 31, 2010 (Unaudited)

Name of Issuer                                                 Interest    Maturity      Principal      Amortized
and Title of Issue                                               Rate          Date       Amount            Cost
--------------------------------------------------------------------------------------------------------------------
EURO CERTIFICATES OF DEPOSIT -- (continued)
BANK FOREIGN -- (CONTINUED)
  National Australia Bank Ltd.                                   0.245%    06/21/2010 $ 150,000,000 $    150,000,843
                                                                                                    ----------------
TOTAL EURO CERTIFICATES OF DEPOSIT                                                                     1,225,001,218
                                                                                                    ----------------

YANKEE CERTIFICATES OF DEPOSIT -- 54.5%
BANK FOREIGN -- 54.5%
  Banco Bilbao Vizcaya Argentaria SA                             0.245%   06/02/2010    100,000,000      100,000,861
  Bank of Montreal/Chicago                                       0.220%   04/05/2010     80,000,000       80,000,000
  Bank of Montreal/Chicago                                       0.190%   04/22/2010     60,000,000       60,000,000
  Bank of Montreal/Chicago                                       0.200%   05/11/2010    100,000,000      100,000,000
  Bank of Montreal/Chicago                                       0.200%   05/11/2010     25,000,000       25,000,000
  Bank of Montreal/Chicago                                       0.200%   05/19/2010    115,000,000      115,000,000
  Bank of Montreal/Chicago                                       0.210%   06/11/2010     25,000,000       25,000,000
  Bank of Nova Scotia                                            0.180%   04/05/2010    300,000,000      300,000,000
  Bank of Nova Scotia                                            0.230%   06/24/2010    350,000,000      350,000,000
  Bank of Nova Scotia/Houston (b)                                0.250%   05/16/2010     38,000,000       38,000,000
  Barclays Bank PLC NY (b)                                       0.648%   04/05/2010    100,000,000      100,000,000
  Barclays Bank PLC NY (b)                                       0.360%   04/20/2010    450,000,000      450,000,000
  Barclays Bank PLC NY                                           0.300%   07/16/2010    300,000,000      300,000,000
  BNP Paribas NY                                                 0.220%   04/07/2010    150,000,000      150,000,000
  BNP Paribas NY                                                 0.240%   06/07/2010    100,000,000      100,000,000
  BNP Paribas NY                                                 0.270%   08/02/2010    200,000,000      200,000,000
  Canadian Imperial Bank of Commerce NY                          0.180%   04/05/2010    600,000,000      600,000,000
  Credit Agricole Corporate and Investment Bank NY (b)           0.328%   04/05/2010    200,000,000      200,000,000
  Credit Agricole Corporate and Investment Bank NY               0.250%   06/24/2010    300,000,000      300,000,000
  DnB NOR Bank ASA NY (b)                                        0.318%   04/06/2010     90,000,000       90,000,000
  DnB NOR Bank ASA NY                                            0.230%   05/06/2010    400,000,000      400,000,000
  DnB NOR Bank ASA NY                                            0.190%   05/24/2010     75,000,000       75,000,000
  DnB NOR Bank ASA NY                                            0.230%   06/03/2010    100,000,000      100,000,000
  Lloyds TSB Bank PLC NY                                         0.570%   04/01/2010    300,000,000      300,000,000
  Lloyds TSB Bank PLC NY                                         0.240%   05/28/2010    400,000,000      400,000,000
  National Australia Bank Ltd.                                   0.220%   07/02/2010    300,000,000      300,000,000
  Natixis NY                                                     0.300%   06/09/2010    115,000,000      115,000,000
  Natixis NY                                                     0.300%   06/10/2010     45,000,000       45,000,000
  Nordea Bank Finland PLC NY                                     0.220%   06/30/2010    400,000,000      400,000,000
  Rabobank Nederland NV NY                                       0.210%   06/24/2010    400,000,000      400,000,000
  Rabobank Nederland NV NY                                       0.250%   07/19/2010    200,000,000      200,000,000
  Royal Bank of Canada NY                                        0.200%   06/15/2010    100,000,000      100,000,000
  Royal Bank of Canada NY                                        0.240%   06/30/2010    500,000,000      500,000,000
  Royal Bank of Canada NY                                        0.220%   07/15/2010    100,000,000      100,000,000
  Royal Bank of Scotland PLC/Greenwich CT (b)                    0.660%   04/01/2010    100,000,000      100,000,000
  Royal Bank of Scotland PLC/Greenwich CT                        0.200%   04/27/2010    300,000,000      300,000,000
  Royal Bank of Scotland PLC/Greenwich CT                        0.250%   05/24/2010     75,000,000       75,000,000
  Royal Bank of Scotland PLC/Greenwich CT                        0.250%   05/27/2010    200,000,000      200,000,000
  Societe Generale NY                                            0.230%   04/05/2010    150,000,000      150,000,000
  Societe Generale NY (b)                                        0.328%   04/06/2010    250,000,000      250,000,000
  Societe Generale NY                                            0.330%   04/08/2010    125,000,000      125,000,000
  Societe Generale NY (b)                                        0.330%   04/14/2010     54,000,000       54,000,000
  Societe Generale NY                                            0.250%   07/12/2010    200,000,000      200,000,000
  Svenska Handelsbanken NY                                       0.200%   04/05/2010    300,000,000      300,000,000
  Svenska Handelsbanken NY                                       0.190%   04/20/2010     75,000,000       75,000,000
  Svenska Handelsbanken NY                                       0.190%   05/03/2010    100,000,000      100,000,000
  Toronto-Dominion Bank NY (b)                                   0.228%   04/06/2010     24,000,000       24,000,000
  Toronto-Dominion Bank NY (b)                                   0.228%   04/06/2010     50,000,000       50,000,000



                       STATE STREET MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (continued)
                           March 31, 2010 (Unaudited)
Name of Issuer                                                   Interest Maturity      Principal      Amortized
and Title of Issue                                                Rate       Date       Amount            Cost
-------------------------------------------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT -- (continued)
BANK FOREIGN -- (CONTINUED)
  Toronto-Dominion Bank NY (b)                                   0.229%   04/09/2010 $  30,000,000  $    30,000,000
  Toronto-Dominion Bank NY (b)                                   0.230%   04/12/2010    44,000,000       44,000,000
  Toronto-Dominion Bank NY                                       0.270%   08/18/2010    35,000,000       35,000,000
  UBS AG/Stamford Branch                                         0.250%   06/16/2010    71,000,000       71,000,000
  UniCredito Italiano SpA NY                                     0.230%   04/12/2010   100,000,000      100,000,000
  UniCredito Italiano SpA NY                                     0.240%   04/26/2010   300,000,000      300,000,000
                                                                                                   ----------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT                                                                  9,701,000,861
                                                                                                   ----------------

BANK NOTES -- 8.4%
BANK DOMESTIC -- 5.7%
  Bank of America NA/Charlotte NC (b)                            0.284%   04/06/2010   258,000,000      258,000,000
  Bank of America NA/Charlotte NC                                0.499%   04/22/2010    44,000,000       44,000,000
  Bank of America NA/Charlotte NC (b)                            0.347%   04/27/2010   171,000,000      171,000,000
  Bank of America NA/Charlotte NC                                0.250%   06/28/2010   175,000,000      175,000,000
  Bank of America NA/Charlotte NC                                0.300%   07/22/2010   170,000,000      170,000,000
  Chase Manhattan Bank USA NA                                    0.160%   04/07/2010   200,000,000      200,000,000
                                                                                                   ----------------
                                                                                                      1,018,000,000
                                                                                                   ----------------

BANK FOREIGN -- 2.7%
  Commonwealth Bank of Australia (b)(c)                          0.249%   04/27/2010    31,000,000       31,000,000
  Nordea Bank AB (b)(c)                                          0.280%   05/18/2010   174,000,000      174,000,000
  Rabobank Nederland (b)(c)                                      0.250%   05/17/2010   107,000,000      107,000,000
  Svenska Handelsbanken (b)(c)                                   0.281%   04/15/2010   123,000,000      123,000,000
  Svenska Handelsbanken (b)(c)                                   0.280%   05/10/2010    40,000,000       40,000,000
                                                                                                   ----------------
                                                                                                        475,000,000
                                                                                                   ----------------
TOTAL BANK NOTES                                                                                      1,493,000,000
                                                                                                   ----------------

MEDIUM TERM NOTES -- 0.3%
BANK FOREIGN -- 0.2%
  Westpac Banking Corp. (b)                                      0.249%   04/28/2010    35,000,000       35,000,000
                                                                                                   ----------------

CONSUMER NON-CYCLICAL -- 0.1%
  Procter & Gamble International Funding SCA (b)                 0.259%   05/07/2010    20,000,000       20,000,000
                                                                                                   ----------------
TOTAL MEDIUM TERM NOTES                                                                                  55,000,000
                                                                                                   ----------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.0%
SOVEREIGN -- 1.0%
  Federal Home Loan Mortgage Corp. (b)                           0.049%   04/12/2010    80,000,000       80,000,000
  Federal National Mortgage Association (b)                      0.141%   04/13/2010   100,000,000      100,000,000
                                                                                                   ----------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                                180,000,000
                                                                                                   ----------------

                                                                                                           Market
                                                                                                           Value
                                                                                                      ----------------
REPURCHASE AGREEMENTS -- 7.0%
  Agreement with Bank of America and The Bank of New York, Inc.
      (Tri-Party), dated 03/31/10 (collateralized by Federal National
      Mortgage Association 0.000% - 1.000% due 06/25/10 - 01/06/25
      and a Federal Home Loan Mortgage Corporation 2.375% due
      01/28/13 valued at $118,091,223); proceeds $115,775,032    0.010%   04/01/2010   115,775,000      115,775,000



                       STATE STREET MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS -- (continued)
                           March 31, 2010 (Unaudited)

Name of Issuer                                                            Interest Maturity      Principal         Market
and Title of Issue                                                         Rate       Date       Amount             Value
-----------------------------------------------------------------------------------------------------------     --------------
REPURCHASE AGREEMENTS -- (continued)
  Agreement with Bank of America and The Bank of New York, Inc.
      (Tri-Party), dated 03/31/10 (collateralized by Federal National
      Mortgage Association 0.799% - 6.000% due 03/01/25 - 09/25/37
      and a Federal Home Loan Mortgage Corporation 5.500% due
      10/01/39 valued at $219,300,001); proceeds $215,000,119             0.020%   04/01/2010 $ 215,000,000   $    215,000,000
  Agreement with Barclays Capital and The Bank of New York, Inc.
      (Tri-Party), dated 03/31/10 (collateralized by a U.S. Treasury Note
      1.500% due 12/31/13 valued at $204,000,073); proceeds
      $200,000,056                                                        0.010%   04/01/2010   200,000,000        200,000,000
  Agreement with Citigroup and The Bank of New York, Inc. (Tri-Party), dated 03/31/10 (collateralized by Federal National Mortgage
      Association 4.500% - 5.000% due 12/25/38 - 01/25/40 valued at
      $204,000,000); proceeds $200,000,111                                0.020%   04/01/2010   200,000,000        200,000,000
  Agreement with Citigroup and The Bank of New York, Inc. (Tri-Party), dated 03/31/10 (collateralized by U.S. Treasury Note 5.125% due
      06/30/11 and a U.S. Treasury Bond 4.375% due 02/15/38 valued at
      $269,280,002); proceeds $264,000,037                                0.005%   04/01/2010   264,000,000        264,000,000
  Agreement with Deutsche Bank and The Bank of New York, Inc. (Tri-
      Party), dated 03/31/10 (collateralized by Federal National
      Mortgage Association 5.954% - 6.501% due 10/25/35 - 12/25/39
      valued at $51,000,000); proceeds $50,000,042                        0.030%   04/01/2010    50,000,000         50,000,000
  Agreement with Goldman Sachs and The Bank of New York, Inc. (Tri-
      Party), dated 03/31/10 (collateralized by Federal National
      Mortgage Association 4.000% - 7.500% due 06/01/18 - 08/01/47
      and Federal Home Loan Mortgage Corporation 4.500% - 6.500%
      due 07/01/19 - 03/01/40 valued at $204,000,001); proceeds
      $200,000,056                                                        0.010%   04/01/2010   200,000,000        200,000,000
                                                                                                            ------------------
TOTAL REPURCHASE AGREEMENTS                                                                                      1,244,775,000
                                                                                                            ------------------


                                                                                                  Shares
                                                                                              -------------
TIME DEPOSIT -- 0.3%
Bank Domestic -- 0.3%
  Citibank NA                                                             0.080%   04/01/2010    45,000,000         45,000,000
                                                                                                            ------------------
TOTAL TIME DEPOSIT                                                                                                  45,000,000
                                                                                                            ------------------
TOTAL INVESTMENTS(d)(e)+ -- 100.0%                                                                              17,792,004,506
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.00%                                                                       2,861,004
                                                                                                            ------------------
NET ASSETS -- 100.0%                                                                                        $   17,794,865,510
                                                                                                            ==================

(a) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's Portfolio Manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $2,544,785,093 or 14.30 % of net assets as of March 31, 2010.

(b) Variable Rate Security - Interest Rate is in effect as of March 31, 2010.

(c) Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended ("1933 Act") or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. These securities represent $475,000,000 or 2.67% of net assets as of March 31, 2010.

(d) Also represents the cost for federal tax purposes.

(e) Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.

                      STATE STREET MONEY MARKET PORTFOLIO
                    PORTFOLIO OF INVESTMENTS -- (continued)
                           March 31, 2010 (Unaudited)

+ Security Valuation: As permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended, the Portfolio uses the amortized cost valuation method to value its portfolio instruments. The amortized cost valuation method initially prices an instrument at its cost and thereafter assumes a constant amortization to maturity of any discount or premium.

The Portfolio adopted provisions surrounding Fair Value Measurements and Disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio's investments.

The three tier hierarchy of inputs is summarized below:

   o  Level 1 -- quoted prices in active markets for identical securities

   o Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   o Level 3 -- significant unobservable inputs (including a Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2010, in valuing the Portfolio's assets carried at fair value:

                 Investments in           Other
Valuation            Securities         Financial
Inputs                                 Instruments
----------------------------------------------------
Level 1 --
Quoted Prices   $             -        $           -
----------------------------------------------------
Level 2 -- Other
Significant
Observable
Inputs           17,792,004,506                    -
----------------------------------------------------
Level 3 --
Significant
Unobservable
Inputs                           -                 -
----------------------------------------------------
  TOTAL         $17,792,004,506        $           -
----------------------------------------------------

The level of inputs used to value each security under the provisions surrounding Fair Value Measurement and Disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio's investments by category.

The Portfolio adopted updated provisions surrounding fair value measurements and disclosures effective March 31, 2010. This update applies to the Portfolio's disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

As of the period ending March 31, 2010, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 3.   EXHIBITS.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENDERSON GLOBAL FUNDS



By:      /s/ Sean M. T. Dranfield
         ------------------------
         Sean M. T. Dranfield
         President (principal executive officer) of Henderson Global Funds

Date:    May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Sean M. T. Dranfield
         ------------------------
         Sean M. T. Dranfield
         President (principal executive officer) of Henderson Global Funds

Date:    May 27, 2010



By:      /s/ Troy Statczar
         ------------------
         Troy Statczar
         Treasurer (principal financial officer) of Henderson Global Funds

Date:    May 27, 2010